CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended
	Mar. 31, 2019	Mar. 31, 2020
Cash flows from operating activities:
Net income (loss)		$ (68,680,000)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses		(2,378,000)
Net cash used in Operating Activities		(50,762,000)
Cash flows from investing activities:
Net cash used in investing activities		(6,329,000)
Cash flows from financing activities:
Net cash provided by Financing Activities		77,657,000
Cash at Beginning of Year		76,533,000
Cash at End of Period	$ 95,108,000	97,099,000
Diamond eagle acquisition
Cash flows from operating activities:
Net income (loss)	(675)	479,411
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Trust income reinvested in Trust Account	0	(1,444,499)
Changes in operating assets and liabilities:
Prepaid expenses	0	225,906
Accounts payable and accrued expenses	2,408	2,240
Deferred offering costs	(1,733)
Net cash used in Operating Activities	0	(736,942)
Cash flows from investing activities:
Cash withdrawn from Trust account to pay taxes	0	403,475
Net cash used in investing activities	0	403,475
Cash flows from financing activities:
Increase in cash during period	0	(333,467)
Cash at Beginning of Year	0	491,225
Cash at End of Period	0	157,758
Supplemental disclosure of cash flow information:
Cash paid for taxes	0
Supplemental disclosure of non-cash financing activities:
Class A common stock subject to possible redemption	0	$ 479,420
Offering costs paid by Sponsor in exchange for Founder Shares	25,000
Deferred offering costs included in accounts payable	$ 1,733